Related Party Transactions (Details)	3 Months Ended	12 Months Ended
	Oct. 31, 2016 USD ($)	Jul. 31, 2016 USD ($)	Jul. 31, 2015 USD ($)	Jul. 31, 2014 USD ($)	Apr. 25, 2015 USD ($)	Apr. 25, 2015 CNY (¥)
Construction projects - Receipt in advance	$ 88,580	$ 0
Total	2,089,218	1,716,734	$ 1,056,568	$ 3,080,147
Luck Sky Hong Kong Aerodynamic Electricity Limited [Member]
Rental fees	20,498	0
LuckSky Group [Member]
Rental fees	305,178	280,304	166,443	33,253
Borrowings		0	0	1,242,198
Sanhe Dong Yi Glass Machine Company Limited [Member]
Rental fees (Capital lease interest payable)	241,105	246,060	262,996	52,542
Borrowings		0	0	160,865
Kelitai Air Powered Machinery Co Ltd [Member]
Payments to Acquire Productive Assets		0	0	1,235,667
Borrowings					$ 507,917	¥ 3,150,000
Prepaid expenses on behalf of the company		0	0	1,510
Zhou Deng Rong [Member]
Prepaid expenses on behalf of the company	$ 1,433,857	$ 1,190,370	$ 627,129	$ 354,112